Business combinations and disposals	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Business combinations and disposals
4. Business combinations and disposals
a) Acquisitions
Transactions for the year ended December 31, 2021
Base Commerce LLC
On January 1, 2021, the Company acquired substantially all of the net assets of Base Commerce LLC (“Base”), a technology-driven payment processing company specializing in bank card and automated clearing house payment processing solutions. The purchase price for this acquisition totaled $92,678 of which $89,674 was paid in cash at closing. The remaining amount consists of a contingent consideration of $3,004 which is contingent upon meeting certain performance metrics. Since the initial purchase price allocation was recognized, contingent consideration has been reduced by $4,000, intangible assets increased by $2,406, trade and other receivables decreased by $1,621 and trade and other payables have increased by $1,695 relating to facts and circumstances that existed at the time of acquisition and those adjustments have been reflected as an adjustment of $3,090 to goodwill.
To finance the cash consideration noted above, on December 31, 2020, the Company increased its credit facility by amending its credit agreement to add a term loan of $100,000 (note 12)
Base contributed revenues of $53,804 to the Company for the period from the acquisition date to December 31, 2021. Acquisition costs of $268 have been expensed during the year ended December 31, 2021 ($218 in 2020).
Mazooma Technical Services Inc.
On August 3, 2021, the Company acquired 100% of the shares of Mazooma Technical Services Inc. (“Mazooma”), a North American payments provider with instant bank-to-bank payments for pay-ins and payouts and real time payments for accelerated withdrawals. The purchase price including closing adjustment for this acquisition totaled $68,342 thousands Canadian dollars ($54,503). The initial consideration included a cash amount of $54,063 thousands Canadian dollars ($43,116) and $14,278 thousands Canadian dollars ($11,387) paid with the issuance of 138,522 Subordinate Voting Shares to the sellers, which was based on the quoted price of the Subordinate Voting Shares on the TSX on the closing date. The purchase price also includes a contingent consideration of up to a total maximum consideration, including the initial consideration, of $400,000 thousands Canadian dollars ($316,531). The contingent consideration is subject to meeting certain performance metrics over a three-year period. At the acquisition date, the fair value of the contingent consideration was estimated to be nil.
Mazooma contributed revenues of $2,194 to the Company for the period from the acquisition date to December 31, 2021. Acquisition costs of $1,106 have been expensed during the year ended December 31, 2021.
SimplexCC Ltd.
On September 1, 2021, the Company acquired 100% of the shares of SimplexCC Ltd. (“Simplex”), a payment solution provider to the digital asset industry connecting market participants including exchanges, brokers, wallet and liquidity providers, for a total cash consideration of $290,574 including $40,574 relating to working capital and closing adjustments. Subsequent to the initial purchase price allocation estimate, deferred tax liabilities and income tax payable have been reduced by $1,432 and $689 respectively while a deferred tax asset of $24 was recognized relating to facts and circumstances that existed at the time of acquisition and those adjustments have been reflected as a reduction of $2,145 of goodwill.
Simplex contributed revenues of $16,547 to the Company for the period from the acquisition date to December 31, 2021. Acquisition costs of $1,038 have been expensed during the year ended December 31, 2021.
Concurrently with the business acquisition, the Company entered into long-term compensation arrangements for retention and future services. These arrangements were recognized separately from the business acquisition and are recorded in selling, general and administrative expenses as the service are rendered. In 2021, an amount of $10,750 was recorded.
Paymentez LLC.
On September 1, 2021, the Company acquired 100% of the shares of Paymentez LLC (“Paymentez”), a South American payments providers, for a total cash consideration of $24,459. Since the initial purchase price allocation was estimated, certain changes were made to the fair market value of the intangibles acquired resulting in an increase of $1,671 in technology, an increase in $222 in trademarks and a decrease of $880 in partner and merchant relationships, as well as the corresponding impact on the goodwill, representing a decrease of $1,013 .
Paymentez contributed revenues of $907 to the Company for the period from the acquisition date to December 31, 2021. Acquisition costs of $351 have been expensed during the year ended December 31, 2021.
To support the financing of the Mazooma, Simplex and Paymentez acquisitions noted above, on June 18, 2021, the Company increased its credit facility by amending its credit agreement to add a term loan of $300,000 (note 12).
Purchase Price Allocation
The following table summarizes the final or preliminary amounts of assets acquired and liabilities assumed at the acquisition date for all acquisitions in the period:

	Base (Final) $	Mazooma (Preliminary) $	Simplex (Preliminary) $	Paymentez (Preliminary) $	Total $
Assets acquired
Cash	744	5,369	52,832	1,224	60,169
Segregated funds	122,139	18,506	3,632	94	144,371
Trade and other receivables	6,860	809	3,641	323	11,633
Prepaid expenses	42	238	—	—	280
Property and equipment	160	—	428	29	617
Processor deposits	1,385	—	—	—	1,385
Other non-current assets	—	—	—	1,109	1,109
Intangible assets
Trademarks	2,396	—	—	222	2,618
Technologies	8,809	22,076	105,435	10,878	147,198
Partner and merchant relationships	47,232	15,158	55,422	4,420	122,232
Goodwill[1]	32,109	28,069	103,098	9,196	172,472
Deferred tax assets	—	—	24	—	24
	221,876	90,225	324,512	27,495	664,108
Liabilities assumed					—
Trade and other payables	(7,059)	(290)	(6,104)	(1,287)	(14,740)
Other current liabilities	—	(1,763)	—	—	(1,763)
Due to merchants	(122,139)	(18,506)	(3,632)	(94)	(144,371)
Income taxes payable	—	(5,565)	(4,678)	(156)	(10,399)
Deferred tax liabilities	—	(9,598)	(19,524)	—	(29,122)
Other non-current liabilities	—	—	—	(1,499)	(1,499)
	92,678	54,503	290,574	24,459	462,214
Total consideration					—
Cash paid	89,674	43,116	290,574	24,459	447,823
Equity issuance	—	11,387	—	—	11,387
Contingent consideration	3,004	—	—	—	3,004
	92,678	54,503	290,574	24,459	462,214
[1] Goodwill mainly consists of future growth, assembled workforce and expected synergies, which were not recorded separately since they did not meet the recognition criteria for identifiable intangible assets. Goodwill arising from the Base and Paymentez acquisitions is deductible for tax purposes.
Transactions for the year ended December 31, 2020
Smart2Pay Technology & Services B.V.
On November 2, 2020, the Company acquired Smart2Pay Technology & Services B.V. ("Smart2Pay"), a payment services provider headquartered in the Netherlands. The fair value of the consideration transferred consisted of cash paid of 70,900 thousands Euro ($81,927) and 6,711,923 Subordinate Voting Shares issued from the Company’s treasury at a fair value of $37.95 per share, which is based on the quoted price of the Subordinate Voting Shares on the TSX on the closing date.
Smart2Pay contributed revenues of $9,753 and net income of $2,029 to the Company for the period from the acquisition date to December 31, 2020. The net income contribution includes the amortization of identifiable intangible assets acquired. Acquisition costs of $4,044 have been expensed and recorded under selling, general and administrative expenses in the consolidated statement of profit or loss and comprehensive income or loss for the year ended December 31, 2020.
Purchase price allocation
The following table summarizes the final amounts of assets acquired and liabilities assumed at the acquisition date:

Smart2Pay $
Assets acquired
Cash	14,390
Segregated funds	25,534
Trade and other receivables	89
Prepaid expenses	88
Other assets	96
Property and equipment	276
Right-of-use asset	95
Intangible assets:
Technologies	63,093
Partner and merchant relationships	103,503
Goodwilll [1]	198,439
405,603
Liabilities assumed
Trade and other payables	(1,026)
Due to merchants	(25,534)
Lease liabilities	(97)
Income tax payable	(631)
Deferred tax liabilities	(41,650)
336,665
Total consideration
Cash paid	81,927
Equity issuance	254,738
Total	336,665
[1] Goodwill mainly consists of future growth, expected synergies and assembled workforce, which were not recorded separately since they do not meet the recognition criteria for identifiable intangible assets. Goodwill arising from this acquisition is not deductible for income tax purposes.
To finance a portion of the cash consideration noted above, on November 2, 2020, the Company also increased its credit facility (see note 12) by amending its credit agreement to add a term loan of $10,000.
b) Disposal of subsidiary
In May 2020, the Company disposed of CreditGuard, a wholly owned subsidiary of the Company for $21,108 including adjustments of $1,108. The measurement of the assets and liabilities of CreditGuard at fair value less cost to sell resulted in an impairment of $338 being recognized in selling, general and administrative expenses in the year ended December 31, 2020.
Assets and liabilities sold comprise the following:

$
Goodwill	7,664
Intangible assets	9,689
Trade and other receivables	1,673
Other assets	1,864
Assets disposed	20,890
Accounts payable and accrued liabilities	779
Other liabilities	728
Liabilities disposed	1,507
Cash proceeds, net of $2,063 in cash	19,045